RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of related party transaction

The following amounts were owed to related parties, affiliated with the CEO and Chairman of the Board, at the dates indicated:

September 30, 2016
ASP	$226,188
CWM	34,000
Ali Kharazmi	91,175
Applied M.A.K.	-
Mohammad Saeed Kharazmi	30,698
Accounts payable - related parties	$382,061

The following amounts were owed to related parties, affiliated with the CEO and Chairman of the Board, at the dates indicated:

	December 31, 2015	December 31, 2014
ASP	$70,890	$45,000
MAK	-	40,084
CWM	34,000	-
Ali Kharazmi	25,641	37,000
Saeed Kharazmi	2,405	-
Less amounts advanced to ASP and repaid in January 2016	(95,000)	-
Accounts payable - related parties	$37,936	$122,084

The following material related party transactions have taken place during the year:

	December 31,
	2014	2013
ASP	$45,000	$-
MAK	40,084	-
Ali Kharazmi	37,000	-
Accounts payable - Related Parties	$122,084	$-

Schedule of related party sales
	Year ended December 31,
	2014	2013
ASP	$481,000	$135,000
Related Party Sales included in Total Sales	$481,000	$135,000